Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2015	Jun. 30, 2020	Mar. 31, 2016	Sep. 30, 2020	Jun. 30, 2016	Dec. 31, 2020	Sep. 30, 2016	Mar. 31, 2021	Dec. 31, 2016	Jun. 30, 2021	Mar. 31, 2017	Sep. 30, 2021	Jun. 30, 2017	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2022	Dec. 31, 2017	Jun. 30, 2022	Mar. 31, 2018	Sep. 30, 2022	Jun. 30, 2018	Dec. 31, 2022	Sep. 30, 2018	Mar. 31, 2023	Dec. 31, 2018	Jun. 30, 2023	Mar. 31, 2019	Sep. 30, 2023	Jun. 30, 2019	Dec. 31, 2023	Sep. 30, 2019	Mar. 31, 2024	Dec. 31, 2019	Jun. 30, 2024	Mar. 31, 2020	Sep. 30, 2024	Jun. 30, 2020	Dec. 31, 2024	Sep. 30, 2020	Mar. 31, 2025	Dec. 31, 2020	Jun. 30, 2025	Mar. 31, 2021	Sep. 30, 2025	Jun. 30, 2021	Dec. 31, 2025	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000151117
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,134		$ 10,250		$ 10,354		$ 10,462		$ 10,317		$ 10,271		$ 10,338		$ 10,263		$ 10,328		$ 10,231		$ 10,221		$ 10,353		$ 10,258		$ 10,388		$ 10,140		$ 10,312		$ 10,627		$ 10,906		$ 11,004		$ 11,284		$ 11,600		$ 11,487		$ 11,453	$ 11,292	$ 11,628	$ 11,936	$ 12,029	$ 11,698	$ 11,727	$ 11,206	$ 11,175	$ 11,117	$ 11,191	$ 11,321	$ 11,425	$ 11,715	$ 11,903	$ 12,011	$ 12,060	$ 12,036
C000151118
Account Value [Line Items]
Accumulated Value			10,000		10,138		10,238		10,336		10,434		10,283		10,231		10,291		10,210		10,262		10,161		10,157		10,271		10,170		10,293		10,051		10,203		10,520		10,792		10,870		11,151		11,434		11,317		11,290	11,114	11,453	11,741	11,838	11,506	11,514	10,995	10,959	10,913	10,966	11,088	11,187	11,466	11,659	11,746	11,789	11,761
C000159134
Account Value [Line Items]
Accumulated Value			500,000		506,851		512,746		518,057		523,449		515,817		514,184		517,669		514,025		517,320		512,588		512,295		519,072		514,474		521,198		508,941		517,728		533,740		548,014		553,116		567,383		582,915		577,540		576,752	568,379	586,242	601,504	607,104	590,662	590,962	564,907	563,587	561,722	564,979	572,597	577,499	593,243	603,033	608,876	610,943	610,087
C000219340
Account Value [Line Items]
Accumulated Value	$ 10,130	$ 10,000		$ 10,414		$ 10,524		$ 10,821		$ 11,119		$ 11,041		$ 11,029		$ 10,882		$ 11,238		$ 11,545		$ 11,668		$ 11,367		$ 11,388		$ 10,900		$ 10,889		$ 10,867		$ 10,944		$ 11,105		$ 11,215		$ 11,536		$ 11,740		$ 11,854		$ 11,925		$ 11,924
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,590		10,896		10,985		10,209		10,388		10,659		10,847		10,964		11,113		10,804		10,704		10,832		11,070		11,435		11,517		11,573		11,535		11,918		12,235		12,637		12,073		12,232		12,124	12,042	11,300	10,367	9,647	10,086	10,389	10,230	9,863	10,662	10,440	10,325	11,046	10,482	10,758	11,244	11,311	11,338
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,590		10,896		10,985		10,209		10,388		10,659		10,847		10,964		11,113		10,804		10,704		10,832		11,070		11,435		11,517		11,573		11,535		11,918		12,235		12,637		12,073		12,232		12,124	12,042	11,300	10,367	9,647	10,086	10,389	10,230	9,863	10,662	10,440	10,325	11,046	10,482	10,758	11,244	11,311	11,338
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			500,000		529,495		544,798		549,246		510,430		519,421		532,936		542,335		548,176		555,638		540,178		535,189		541,598		553,523		571,760		575,848		578,641		576,750		595,901		611,761		631,854		603,669		611,592		606,189	602,113	565,017	518,335	482,341	504,279	519,441	511,495	493,151	533,099	521,994	516,229	552,277	524,095	537,908	562,204	565,551	566,902
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	9,896	10,000		10,225		10,497		10,842		10,358		10,494		10,402		10,332		9,695		8,894		8,276		8,653		8,913		8,777		8,462		9,147		8,957		8,858		9,476		8,993		9,230		9,647		9,704		9,727
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value			10,000		10,007		10,015		10,024		10,033		10,043		10,063		10,090		10,119		10,154		10,200		10,251		10,308		10,370		10,436		10,495		10,543		10,604		10,606		10,610		10,614		10,616		10,616		10,618	10,619	10,623	10,634	10,684	10,775	10,891	11,020	11,165	11,319	11,466	11,618	11,778	11,917	12,039	12,165	12,297	12,418
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value			10,000		10,007		10,015		10,024		10,033		10,043		10,063		10,090		10,119		10,154		10,200		10,251		10,308		10,370		10,436		10,495		10,543		10,604		10,606		10,610		10,614		10,616		10,616		10,618	10,619	10,623	10,634	10,684	10,775	10,891	11,020	11,165	11,319	11,466	11,618	11,778	11,917	12,039	12,165	12,297	12,418
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 500,366		$ 500,728		$ 501,209		$ 501,635		$ 502,152		$ 503,166		$ 504,498		$ 505,929		$ 507,724		$ 510,020		$ 512,526		$ 515,413		$ 518,504		$ 521,816		$ 524,750		$ 527,167		$ 530,196		$ 530,314		$ 530,523		$ 530,683		$ 530,817		$ 530,816		$ 530,893	$ 530,944	$ 531,152	$ 531,709	$ 534,205	$ 538,750	$ 544,573	$ 550,975	$ 558,255	$ 565,933	$ 573,284	$ 580,908	$ 588,887	$ 595,825	$ 601,965	$ 608,268	$ 614,863	$ 620,898
ICE BofA US 3-Month Treasury Bill Index
Account Value [Line Items]
Accumulated Value	$ 10,002	$ 10,000		$ 10,004		$ 10,008		$ 10,011		$ 10,014		$ 10,014		$ 10,015		$ 10,016		$ 10,020		$ 10,031		$ 10,078		$ 10,163		$ 10,273		$ 10,394		$ 10,531		$ 10,676		$ 10,815		$ 10,959		$ 11,109		$ 11,240		$ 11,356		$ 11,475		$ 11,599		$ 11,713